Revenue (Details) - Schedule of disaggregated revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Type of contract
Total	$ 325,674	$ 289,707	$ 269,194
Time-and-materials Contract [Member]
Type of contract
Total	192,153	169,416
Fixed-price Contract [Member]
Type of contract
Total	133,521	120,291
Type of Contract [Member]
Type of contract
Total	325,674	289,707
Transferred at Point in Time [Member]
Type of contract
Total	8,543	6,521
Transferred over Time [Member]
Type of contract
Total	317,131	283,186
Timing of Revenue Recognition [Member]
Type of contract
Total	$ 325,674	$ 289,707